PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
	December 31,
	2014	2015
	US$	US$
Housing loans to employees guaranteed by RPL (Note 22)	181	—
Interest-free loans to third parties, net of allowance	—	13,209
Advances to employees	3,440	3,131
Prepayments to business partners, net of allowance	16,443	11,180
Interest receivables	455	818
Receivables in connection with exercise of options from agents and employees	2,532	1,037
Short-term bridge loans in connection with potential investments, net of allowance	1,961	6,398
Prepayment for inventory	10,498	1,401
Unsecured interest-free loans to related parties, net of allowance (Note 22)	5,848	3,020
Others, net of allowance	2,778	1,545
Total	44,136	41,739